Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 52	£ 35
Accruals and Other Provision	23
Other unrecognised tax losses	116	155
Other unrecognised tax losses Tax effect	39	53
Deferred tax liability (asset)	11	11
Gross Amount	965	1,029	£ 1,029
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross Amount	616	628
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	9	18
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	194	201
Temporary Differences Interest Limitations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	188	196
Temporary Differences Associated with Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	290	£ 268
Other Temporary Differences right of use assets deferred tax asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	47
Other Temporary Differences right of use assets deferred tax liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	37
Other Temporary Differences accelerated capital allowances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ 11
Top of range [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years